INCOME TAX (Schedule of Net Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
Provision of doubtful accounts	$ 188,036	$ 140,930	$ 130,346
Reserve for inventories	17,966	18,206	19,165
Deferred tax assets	$ 206,002	$ 159,136	$ 149,511